FINANCIAL INSTRUMENTS - Classification and Measurement (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	$ 7,004	$ 7,068
Fair value	7,004	7,068
Financial liabilities	58,228	62,406
Financial liabilities, at fair value	57,453	62,553
FVTPL | Capital securities - fund subsidiaries
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	922	859
Financial liabilities, at fair value	922	859
Amortized cost | Borrowing
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	50,534	55,327
Financial liabilities, at fair value	49,759	55,474
Amortized cost | Borrowing | Assets held for sale
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	1	3,006
Amortized cost | Capital securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	2,275	2,226
Financial liabilities, at fair value	2,275	2,226
Amortized cost | Accounts payable and other liabilities | Assets held for sale
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	956	76
Derivatives | FVTPL | Other non-current liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	92	277
Financial liabilities, at fair value	92	277
Derivatives | FVTPL | Accounts payable and other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	173	221
Financial liabilities, at fair value	173	221
Loan payable | FVTPL | Other non-current liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	3	0
Financial liabilities, at fair value	3	0
Accounts payable | Amortized cost | Other non-current liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	522	500
Financial liabilities, at fair value	522	500
Accounts payable | Amortized cost | Accounts payable and other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	3,374	2,097
Financial liabilities, at fair value	3,374	2,097
Loans and notes payable | Amortized cost | Accounts payable and other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	333	899
Financial liabilities, at fair value	333	899
Amortized cost | Loans and notes receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	453	225
Fair value	453	225
Amortized cost | Other non-current assets | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	327	356
Fair value	327	356
Amortized cost | Accounts receivable and other assets | Trade receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	1,007	1,128
Fair value	1,007	1,128
Amortized cost | Accounts receivable and other assets | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	640	331
Fair value	640	331
Amortized cost | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	2,175	2,576
Fair value	2,175	2,576
FVTPL | Other non-current assets | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	2,067	2,200
Fair value	2,067	2,200
FVTPL | Other non-current assets | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	81	111
Fair value	81	111
FVTPL | Accounts receivable and other assets | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	43	0
Fair value	43	0
FVTPL | Accounts receivable and other assets | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	143	33
Fair value	143	33
FVTOCI | Other non-current assets | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	68	108
Fair value	68	108
Loans and receivables, category | Accounts receivable and other assets | Other Receivables | Assets held for sale
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	$ 489	$ 276